SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Year-End RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.4586	6.5286	6.96	6.88
Annual-Average RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.4719	6.8984	6.90	6.60